Taxes - Schedule of Reconciles Singapore Statutory Rates (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Schedule of Reconciles Singapore Statutory Rates [Abstract]
Income before tax	$ 2,457,817	$ 1,828,051	$ 4,147,616	$ 4,797,146
Singapore statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense computed at statutory rate	$ 417,829	$ 310,769	$ 705,095	$ 815,515
Reconciling items:
Income not subject to tax in Singapore	(1,774)	(1,319)	(40,126)	(328)
Non-deductible expenses	160,622	118,163	131,965	121,264
Tax exemption and rebates	(55,425)	(41,224)	(43,760)	(47,489)
Utilization of prior year deferred tax assets not recognized				(18,637)
Under/ (Over provision) of tax in prior financial year	(205,399)	(152,770)	19,016
Others	(95,901)	(70,025)	20,017
Income tax expenses	$ 219,952	$ 163,594	$ 792,207	$ 870,325